CAPITAL STOCK	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Stockholders' Equity Note [Abstract]
Capital Stock

10 — CAPITAL STOCK

We have not agreed to register any of our common stock or warrants for resale under the Securities Act of 1933, as amended; however, 9,565,696 shares common stock and warrants to acquire 2,144,123 shares of our common stock have customary “piggy back” registration rights in the event we register shares of our common stock in the future.

Common Stock

During the three months ended December 31, 2016 and 2015, the Company issued shares of its common stock in connection with its financing activities and for services received, including Exempt Offering, Preferred Stock Series D conversions, notes payable conversions and exercised warrants totaling 2,551,863 and 1,462,071, respectively.
During the nine months ended December 31, 2016 and 2015, the Company issued shares of its common stock in connection with its financing activities and for services received, Exempt Offering, Preferred Stock Series D conversions, exercised warrants and notes payable conversions totaling 11,625,200 and 9,465,823; respectively. The Company retired 3,661,540 shares of common stock. Additionally, as part of the sale of the U.S. Operations the Company issued 2,000,000 common shares to an escrow account as security for its note payable issued to the buyer.
In July 2016, the Company reacquired 3,551,694 shares of MoneyOnMobile, Inc., from a distributor, SVR Retail Private Ltd. (“SVR”). The Company paid $177,369 in cash and forgave a receivable SVR owed to DPPL totaling $4,346,945. The Company formally retired these common shares upon receipt in July 2016 and recorded a reduction to additional paid-in capital in the condensed consolidated balance sheet. As a result of the transaction, the Company did not acquire any other assets or assume any liabilities. Concurrently, the Company reacquired and reissued 109,846 shares of MoneyOnMobile, Inc., from an agent.

Convertible Preferred Stock

During the nine months ended December 31, 2016, the Company issued 1,542 shares of its Series D Convertible Preferred Stock (the “Series D Preferred”), par value $0.001 per share and a stated value of $1,000 per share. In connection with the issuance of the Series D Preferred, the Company issued warrants to purchase 385,384 shares of Common Stock at an exercise price of $0.75 per share. The Company received gross proceeds of $1,541,535 in consideration for the issuance of these securities. The investor shall have the right to convert the preferred shares, including accrued dividends (15% annually), into the Company’s common stock at any time at $0.60 per share. At the completion of a certain level of equity funding, the investor must convert their outstanding investment, including accrued dividends to either: (i) cash; (ii) Company common stock at $0.60 per share; or (iii Company common stock at the not yet determined equity raise per share value. During the nine months ended December 31, 2016, 916 shares of its Series D Preferred were exchanged, with accrued dividends payable into 1,756,693 shares of the Company’s common stock. As of December 31, 2016, the Company has accrued $140,500 dividends payable on the Series D Preferred.
During the three and nine months ended December 31, 2016, the Company issued 2,530 shares of its Series E Convertible Preferred Stock (the “Series E Preferred”), par value $0.001 per share and a stated value of $1,000 per share. In connection with the issuance of the Series E Preferred, the Company received gross proceeds of $2,530,000 in consideration for the issuance of the securities. The Series E Preferred is voluntarily convertible into shares of Common Stock of the Company at a conversion price of $1.59. There also exists contingent redemption features with these securities. In the event the Company’s Common Stock is uplisted to a major stock exchange, all outstanding Series E Preferred will be automatically converted into Common Stock at a conversion price equal to $1.34. Holders of Series E Preferred are not entitled to receive dividends.

Warrants

During the nine months ended December 31, 2016, and in connection with financing activities and service agreements, a total of 1,547,760 warrants were issued. At December 31, 2016, 16,863,242 warrants outstanding for our common stock with exercise prices ranging from $0.01 to $3.00 per share ($0.69 weighted average) expire in fiscal years as follows: 1,211,822 in 2018; 2,411,197 in 2019; 1,451,618 in 2020; 6,598,345 in 2021; 1,265,260 in 2022, and 3,925,000 in 2026. On exercise, the warrants will be settled in delivery of unregistered shares of our common stock.
The following table summarizes the changes in warrants for the nine months ended December 31, 2016:

Warrants
Outstanding at March 31, 2016	21,473,071
Granted	1,547,760
Exercised	(6,157,589)
Expired/canceled	0
Outstanding at December 31, 2016	16,863,242
For the nine months ended December 31, 2016 the Company granted the following warrants:

Issued for services	886,000
Issued for financing transactions	661,760
Total	1,547,760
We estimate the fair value of warrant granted using the Black-Scholes option valuation model. The expected life of warrant represents the term of warrant. The expected stock volatility is based on the average of historical volatility of the Company’s common stock and other subjective factors. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time awards are granted, and the expected dividend rate takes into account the absence of any historical payments and management’s intention to retain all earnings for future operations and expansion. Selling, general and administrative expenses relating to warrants issued for services totaled $66,024 and $383,102 for the three months ended December 31, 2016 and 2015, respectively. For the nine months ended December 31, 2016 and 2015, selling, general and administrative expenses relating to warrants issued for services totaled $372,475 and $2,309,643, respectively.
The fair value of each warrant granted was estimated on the date of grant using the Black-Scholes valuation model with the following weighted average assumptions for grants during the the nine months ended December 31:

Warrants	2016	2015
Risk-free interest rates	1.71%	1.60%
Expected volatility	97.46%	120.75%
Dividend yields	0%	0%
Expected lives (years)	5 years	5 years

2011 Equity Incentive Plan

The 2011 Equity Incentive Plan (“2011 Plan”) provides for issuing equity awards for an aggregate of 3.5 million shares of our common stock in the form of grants of restricted shares, incentive stock options (employees only), non-qualified stock options, share appreciation rights, performance shares, and performance units. The purposes of the Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees, directors, and consultants, and to promote the long-term growth and profitability of the Company. Stock option awards have a maximum contractual life of ten years and specific vesting terms and performance goals are addressed in each equity award grant. Shares issued to satisfy awards may be from authorized but unissued or reacquired common stock. On June 1, 2016, the Company filed a Form S-8 with the U.S. Securities and Exchange Commission to register its 2016 Equity Incentive Plan (“2016 Plan”), which registered 3,000,000 shares of the 6,000,000 shares issuable under the plan.

Stock Options

We estimate the fair value of stock options granted using the Black-Scholes option valuation model. The expected life of options represents the period of time the options are expected to be outstanding and other subjective factors. The expected stock volatility is based on the average of historical volatility of the Company’s common stock and other subjective factors. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time awards are granted, and the expected dividend rate takes into account the absence of any historical payments and management’s intention to retain all earnings for future operations and expansion. No forfeiture is expected when stock options are granted.
During the nine months ended December 31, 2016 and 2015, the Company awarded zero and 2,106,000 stock options for shares of common stock. Stock-based compensation expense included in selling, general and administrative expenses for the three and nine months ended December 31, 2016 and 2015 was $0 and $989,488. Options with a weighted-average exercise price of $0.74 per share for 3,480,000 shares were outstanding at December 31, 2016. Intrinsic value is the amount by which the fair value of the underlying stock exceeds the exercise price of an option. Intrinsic value at December 31, 2016 and 2015 totaled $127,500 and $0, respectively. At December 31, 2016, outstanding options are fully vested and the weighted-average remaining contractual term was 8.4 years; however, if services are earlier terminated, 3,480,000 options become void 90 days after termination.
The fair value of each option was estimated on the date of grant using the Black-Scholes valuation model using the following weighted average assumptions for the grants during the nine months ended December 31, 2015:

Option plan	2015
Risk-free interest rates	2.13%
Expected volatility	105.390%
Dividend yields	0%
Expected lives (years)	6 years
The following table summarizes the changes in options available for grant under the Company’s Option Plans for the nine months ended December 31, 2016:

	Number of Options	Weighted Average Exercise Price
Outstanding at March 31, 2016	3,480,000	$0.74
Granted	0
Exercised	0
Forfeited	0
Outstanding at December 31, 2016	3,480,000	$0.74

12 — CAPITAL STOCK

We have not agreed to register any of our common stock or warrants for resale under the Securities Act of 1933, as amended; however, 9,565,696 shares common stock and warrants to acquire 2,144,123 shares of our common stock have customary “piggy back” registration rights in the event we register shares of our common stock in the future.

Common Stock

During the years ended March 31, 2016 and 2015, the Company issued shares of its common stock in connection with its financing activities and for services received totaling 8,839,308 and 10,306,272, respectively.
In July 2015, the Company exchanged with an Investor their $1,000,000 Note, including nominal interest, and issued i) 1,683,334 shares of the Company’s common stock, $0.001 per share; ii) five-year warrants to purchase eight hundred thirty-three thousand three hundred thirty four (833,334) shares of Common Stock at $0.75 per share; and iii) a further one hundred and sixty-three thousand four hundred forty-seven (163,447) five-year warrants to purchase shares of Common Stock at $0.75 per share. This note was then canceled prior to March 31, 2016.
In December 2015, the Company’s sold a portion of its DPPL shares to Hall. Included in the consideration paid by Hall, was 1,000,000 of common stock of MoneyOnMobile, Inc.. The Company canceled these shares upon receipt.

Convertible Preferred Stock

During the year ended March 31, 2016, the Company issued 600 shares of its Series D Convertible Preferred Stock (the “Series D Preferred”), par value $0.001 per share and a stated value of $1,000 per share. In connection with the issuance of the Series D Preferred, the Company issued warrants to purchase 150,000 shares of Common Stock at an exercise price of $0.75 per share. The Company received gross proceeds of $600,000 in consideration for the issuance of these securities. The investor shall have the right to convert the preferred shares, including accrued dividends (15% annually), into the Company’s common stock at any time at $0.60 per share. At the completion of a certain level of equity funding, the investor must convert their outstanding investment, including accrued dividends to either: (i) cash; (ii) Company common stock at $0.60 per share; or (iii Company common stock at the not yet determined equity raise per share value.

Warrants

At March 31, 2016, and in connection with financing activities and service agreements, a total of 21,732,272 warrants for our common stock with exercise prices ranging from $0.01 to $3.00 per share ($0.71 weighted average) have been issued and expire as follows: 2,534,201 in 2017; 272,500 in 2018; 1,662,925 in 2019; 4,441,531 in 2020; 1,384,069 in 2021; 9,237,046 in 2022, and 2,200,000 in 2027. On exercise, the warrants will be settled in delivery of unregistered shares of our common stock.
The following table summarizes the changes in warrants for the years ended March 31, 2016 and 2015.

Warrants
Outstanding at March 31, 2014	6,284,457
Granted	2,444,069
Exercised	0
Expired/canceled	0
Outstanding at March 31, 2015	8,728,526
Granted	18,437,046
Exercised	0
Expired/canceled	-5,433,300)
Outstanding at March 31, 2016	21,732,272

For the year ended March 31, 2016 the Company granted the following warrants:

Issued for services	9,150,963
Issued for common stock	2,980,212
Issued for preferred stock	150,000
Conversion from debt to equity	996,781
Debt modifications	5,159,090
Total	18,437,046
For the year ended March 31, 2015 the Company granted the following warrants:

Conversion from Series B convertible preferred stock	207,125
Conversion from Series C convertible preferred stock	100,000
Issued for common stock	739,446
Issued for services	22,500
Holders of senior promissory notes	375,000
Issued for subordinated debt modifications	960,000
Issued in connection with financing transaction	39,998
Total	2,444,069
We estimate the fair value of warrant granted using the Black-Scholes option valuation model. The expected life of warrant represents the term of warrant. The expected stock volatility is based on the average of historical volatility of the Company’s common stock and other subjective factors. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time awards are granted, and the expected dividend rate takes into account the absence of any historical payments and management’s intention to retain all earnings for future operations and expansion. Warrants issued for services included in selling, general and administrative expenses was $3,256,309 and $13,301 for the years ended March 31, 2016 and 2015, respectively.
The fair value of each warrant granted was estimated on the date of grant using the Black-Scholes valuation model with the following weighted average assumptions for grants during the years ended March 31:

Warrants	2,016	2,015
Risk-free interest rates	1.61%	1.42%
Expected volatility	110.62%	105.80%
Dividend yields	0%	0%
Expected lives (years)	4 years	4 years

2011 Equity Incentive Plan

The 2011 Equity Incentive Plan (“Plan”) provides for issuing equity awards for an aggregate of 3.5 million shares of our common stock in the form of grants of restricted shares, incentive stock options (employees only), non-qualified stock options, share appreciation rights, performance shares, and performance units. The purposes of the Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees, directors, and consultants, and to promote the long-term growth and profitability of the Company. Stock option awards have a maximum contractual life of ten years and specific vesting terms and performance goals are addressed in each equity award grant. Shares issued to satisfy awards may be from authorized but unissued or reacquired common stock.

Stock Options

We estimate the fair value of stock options granted using the Black-Scholes option valuation model. The expected life of options represents the period of time the options are expected to be outstanding and other subjective factors. The expected stock volatility is based on the average of historical volatility of the Company’s common stock and other subjective factors. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time awards are granted, and the expected dividend rate takes into account the absence of any historical payments and management’s intention to retain all earnings for future operations and expansion. No forfeiture is expected when stock options are granted.
During the years ended March 31, 2016 and 2015, the Company awarded 2,800,000 and 1,360,000 stock options for shares of common stock. Stock-based compensation expense included in selling, general and administrative expenses was $1,216,146 and $1,240,139 for the years ended March 31, 2016 and 2015. Options with a weighted-average exercise price of $0.74 per share for 3,480,000 shares were outstanding at March 31, 2016. Intrinsic value is the amount by which the fair value of the underlying stock exceeds the exercise price of an option. Intrinsic value at March 31, 2016 and 2015 totaled $650,000 and $0, respectively. At March 31, 2016, outstanding options are fully vested and the weighted-average remaining contractual term was 9.2 years; however, if services are earlier terminated, 3,480,000 options become void 90 days after termination.
The fair value of each option was estimated on the date of grant using the Black-Scholes valuation model using the following weighted average assumptions:

Option plan	2,016	2,015
Risk-free interest rates	1.74%	2.21%
Expected volatility	103.050%	101.770%
Dividend yields	0%	0%
Expected lives (years)	5 years	5 years
The following table summarizes the changes in equity available for grant, comprised of stock options and restricted common stock, for the years ended March 31, 2016 and 2015.

	Equity Available for Grant	Number of Options	Weighted Average Exercise Price
Outstanding at March 31, 2014	$1,100,000	$900,000	$1.49
Increase in authorized shares	1,500,000
Restricted common stock issued for consulting services under the plan	(515,000)
Granted	(1,360,000)	1,360,000	$1.00
Exercised	0	0
Expired	0	0
Forfeited	300,000	(300,000)
Outstanding at March 31, 2015	1,025,000	1,960,000	$1.17
Granted	(2,800,000)	2,800,000	$0.52
Exercised	0	0
Removed from plan	515,000	0
Forfeited	1,280,000	(1,280,000)
Outstanding at March 31, 2016	20,000	3,480,000	$0.74
During the year ending March 31, 2015, 515,000 shares of restricted common stock with a fair value of $276,235 were issued under the 2011 Equity Incentive Plan for consulting services. In December 2015, the Board of Directors approved the removal of these shares from the 2011 Equity Incentive Plan.